HOMES 2025-NQM2 TRUST ABS 15G

 Exhibit 99.9 Schedule 5

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
1102006			Originator DSCR	XXXXXX	XXXXXX	XXXXXX
1102014			Borrower 1 Last Name	XXXXXX	XXXXXX	XXXXXX
1102022			Business Entity EIN	XXXXXX	XXXXXX	XXXXXX